Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have founded and implemented an information security committee which encompasses management of cybersecurity risk intended to protect the confidentiality, integrity, and availability of our critical systems and information. Among the committee members’ responsibilities are cybersecurity incident response management. The committee utilizes common methodologies, reporting channels and governance processes and consists of members across the Company’s group, among which are representatives from our executive management, business development, R&D, legal, compliance, operations and finance.

The Committee is designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment. An IT team is principally responsible for the assessment of our cybersecurity risks, our security controls, and our response to cybersecurity incidents. We use external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls.

Material Cybersecurity Incidents

For the fiscal year ended December 31, 2024, we believe that the Company have not experienced any material cybersecurity incidents, nor do we face any current risk from cybersecurity threats, including from any previous cybersecurity incidents, that are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have founded and implemented an information security committee which encompasses management of cybersecurity risk intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
Material Cybersecurity Incidents

For the fiscal year ended December 31, 2024, we believe that the Company have not experienced any material cybersecurity incidents, nor do we face any current risk from cybersecurity threats, including from any previous cybersecurity incidents, that are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our audit committee oversees our cybersecurity risk management. The audit committee receives a yearly report from management on our cybersecurity status. In addition, management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents.

Our information security management team, including our Vice President of Computational Platform and Vice President of Operations, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity management and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes roles and degrees in relevant fields.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity events and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our audit committee oversees our cybersecurity risk management. The audit committee receives a yearly report from management on our cybersecurity status. In addition, management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee receives a yearly report from management on our cybersecurity status. In addition, management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]
Our information security management team, including our Vice President of Computational Platform and Vice President of Operations, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity management and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes roles and degrees in relevant fields.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity events and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our information security management team, including our Vice President of Computational Platform and Vice President of Operations, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity management and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team’s experience includes roles and degrees in relevant fields.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity events and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true